FIDELITY SHORT-INTERMEDIATE GOVERNMENT FUND
A FUND OF CHARLES STREET TRUST
FIDELITY GOVERNMENT SECURITIES FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 20, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules found on page 20.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .3700%    $ 0.5 billion   .5200%

3 -    6                  .3400      25             .4238

6 -    9                  .3100      50             .3823

9 -    12                 .2800      75             .3626

12 -   15                 .2500     100             .3512

15 -   18                 .2200     125             .3430

18 -   21                 .2000     150             .3371

21 -   24                 .1900     175             .3325

24 -   30                 .1800     200             .3284

30 -   36                 .1750     225             .3249

36 -   42                 .1700     250             .3219

42 -   48                 .1650     275             .3190

48 -   66                 .1600     300             .3163

66 -   84                 .1550     325             .3137

84 -   120                .1500     350             .3113

120 -   156               .1450     375             .3090

156 -   192               .1400     400             .3067

192 -   228               .1350        425          .1443

228 -   264               .1300        450          .1427

264 -   300               .1275        475          .1413

300 -   336               .1250        500          .1399

336 -   372               .1225        525          .1385

   372 -   408            .1200        550          .1372

   408 -   444            .1175

   444 -   480            .1150

   480 -   516            .1125

           Over 516       .1100






   FSG/GOVB-96-1
             January 1, 1996
FIDELITY ASSET MANAGER: INCOME
FIDELITY ASSET MANAGER(Trademark)
FIDELITY ASSET MANAGER: GROWTH
FUNDS OF FIDELITY CHARLES STREET TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 20, 1995

The following replaces each fund's last non-fundamental investment limitation found on pages 2, 3 and 5:
( ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedules shown below for purposes of calculating the group fee component of the management fee. The revised schedules provide for lower management fees as total assets under management increase, and will be presented to shareholders for approval at the next shareholder meeting.
The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules for Asset Manager and Asset Manager: Growth beginning on page 26.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000     42   5          .3046

210 -   246               .2950     45   0          .3024

246 -   282               .2900     47   5          .3003

282 -   318               .2850     5   00          .2982

318 -   354               .2800     5   25          .2962

354 -   390               .2750     5   50          .2942

39   0     -   426        .2700

42   6     -   462        .2650

46   2     -   498        .2600

49   8     -   534        .2550

        Over    534       .2500


 FFMB-96-1
(Page 1 of 2)
January 1,  1996


The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules for Asset Manager: Income beginning on page 27.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion   .3700%    $ 0.5 billion   .5200%

3 -    6           .3400      25             .4238

6 -    9           .3100      50             .3823

9 -    12          .2800      75             .3626

12 -   15          .2500     100             .3512

15 -   18          .2200     125             .3430

18 -   21          .2000     150             .3371

21 -   24          .1900     175             .3325

24 -   30          .1800     200             .3284

30 -   36          .1750     225             .3249

36 -   42          .1700     250             .3219

42 -   48          .1650     275             .3190

48 -   66          .1600     300             .3163

66 -   84          .1550     325             .3137

84 -   120         .1500     350             .3113

120 -   156        .1450     375             .3090

156 -   192        .1400     400             .3067

192 -   228        .1350     425             .1443

228 -   264        .1300     450             .1427

264 -   300        .1275     475             .1413

300 -   336        .1250     500             .1399

336 -   372        .1225     525             .1385

372 -   408        .1200     550             .1372

408 -   444        .1175

444 -   480        .1150

480 -   516        .1125

        Over 516   .1100





FFMB-96-1
 (Page 2 of 2) January 1, 1996